Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Risk Concentration by Industry for the Components of the Statement of Financial Position (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	$ 361,992,565	$ 403,541,419
Non-financial public sector	2,376,011	5,456,246
Other financial entities	1,513,906	2,776,206
Non-financial private sector	358,102,648	395,308,967
Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	174,179,289	184,187,414
Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	42,539,067	40,742,744
Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	37,034,052	38,214,708
Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	42,964,561	53,584,837
Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	35,279,803	35,881,812
Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	7,835,779	24,311,227
Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	7,592,708	7,258,573
Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	8,514,514	7,404,680
Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	494,689	1,930,593
Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,599,965	1,700,200
Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	68,221	92,179
Stage 1 collective [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	264,058,234	272,384,223
Non-financial public sector	71,476	19,970
Other financial entities	2,097	35
Non-financial private sector	263,984,661	272,364,218
Stage 1 collective [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	165,922,628	172,436,899
Stage 1 collective [member] | Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	16,314,786	15,489,685
Stage 1 collective [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	20,695,007	21,758,377
Stage 1 collective [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	31,659,540	33,631,262
Stage 1 collective [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	20,534,135	19,991,739
Stage 1 collective [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,187,122	985,818
Stage 1 collective [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,446,583	1,567,547
Stage 1 collective [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	4,284,804	4,612,257
Stage 1 collective [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	330,340	234,735
Stage 1 collective [member] | Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,553,095	1,565,767
Stage 1 collective [member] | Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	56,621	90,132
Stage 1 individual [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	80,734,484	103,143,331
Non-financial public sector	2,304,497	5,435,857
Other financial entities	1,511,809	2,776,171
Non-financial private sector	76,918,178	94,931,303
Stage 1 individual [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,409,662	1,330,481
Stage 1 individual [member] | Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	23,877,488	21,169,994
Stage 1 individual [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	11,322,075	10,175,324
Stage 1 individual [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	9,765,307	16,884,293
Stage 1 individual [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	14,070,177	13,921,262
Stage 1 individual [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	6,163,678	21,953,873
Stage 1 individual [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	6,092,589	5,633,060
Stage 1 individual [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	4,067,903	2,179,642
Stage 1 individual [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	149,299	1,683,374
Stage 2 collective [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	9,165,071	16,804,351
Non-financial public sector	38	264
Non-financial private sector	9,165,033	16,804,087
Stage 2 collective [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	5,154,604	9,384,787
Stage 2 collective [member] | Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	433,807	1,026,056
Stage 2 collective [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,573,615	1,459,009
Stage 2 collective [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,242,898	2,740,537
Stage 2 collective [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	519,276	1,512,328
Stage 2 collective [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	18,432	52,973
Stage 2 collective [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	48,297	49,441
Stage 2 collective [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	113,930	440,043
Stage 2 collective [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	13,331	12,214
Stage 2 collective [member] | Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	35,482	125,064
Stage 2 collective [member] | Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	11,361	1,635
Stage 2 individual [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	4,736,047	6,636,186
Non-financial private sector	4,736,047	6,636,186
Stage 2 individual [member] | Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,813,898	2,304,149
Stage 2 individual [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	2,922,149	4,164,830
Stage 2 individual [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector		166,347
Stage 2 individual [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector		860
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	3,298,729	4,573,328
Non-financial public sector		155
Non-financial private sector	3,298,729	4,573,173
Stage 3 [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,692,395	1,035,247
Stage 3 [member] | Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	99,088	752,860
Stage 3 [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	521,206	657,168
Stage 3 [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	296,816	162,398
Stage 3 [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	156,215	455,623
Stage 3 [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	466,547	1,318,563
Stage 3 [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	5,239	8,525
Stage 3 [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	47,877	172,738
Stage 3 [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,719	270
Stage 3 [member] | Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	11,388	9,369
Stage 3 [member] | Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	$ 239	$ 412